Note 17 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2024	2023
Commitments to originate loans	$20,130	$30,346
Unfunded commitments under lines of credit	62,904	54,163
Standby letters of credit	1,938	455